Segmented Information - Schedule of Information About the Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Infrastructure [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	$ 3,831,917
Reportable segment liabilities	2,111,874
Revenues from external customers	258,075
Intersegment revenues
Other income (expense)	(42,501,110)
Finance income	(92,457)
Finance expense	(28,742)
Depreciation & amortization	264,532
Discontinued operations
Reportable segment income (loss)	(43,269,642)
Cultivation [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	335,689	2,232,785
Reportable segment liabilities	150,358	133,163
Revenues from external customers
Intersegment revenues
Other income (expense)	(2,158,885)	(879,154)
Finance income
Finance expense
Depreciation & amortization
Discontinued operations		(827,620)
Reportable segment income (loss)	(2,170,333)	(206,397)
Distribution [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets		1,052,080
Reportable segment liabilities		1,026,211
Revenues from external customers
Intersegment revenues
Other income (expense)
Finance income
Finance expense
Depreciation & amortization
Discontinued operations	10,911,606	43,414
Reportable segment income (loss)		43,414
Corporate Segment [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	2,027,949	4,629,218
Reportable segment liabilities	15,923,760	2,478,171
Revenues from external customers
Intersegment revenues
Other income (expense)	3,201,579	1,675,644
Finance income	92,457	2,953
Finance expense	(896,350)	(81,083)
Depreciation & amortization	169,161	137,271
Discontinued operations	(10,404,002)
Reportable segment income (loss)	(1,419,336)	(3,933,046)
Reportable [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	6,195,555	7,914,083
Reportable segment liabilities	18,185,992	3,637,545
Revenues from external customers	258,075
Intersegment revenues
Other income (expense)	41,458,416	796,490
Finance income		2,953
Finance expense	(925,092)	(81,083)
Depreciation & amortization	433,693	137,271
Discontinued operations	507,604	(784,206)
Reportable segment income (loss)	$ (46,859,311)	$ (4,096,029)